Investment Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Investment Accounted for Using the Equity Method
19.	Investment accounted for using the equity method
On April 16, 2021, the Company completed its initial strategic investment (the “Initial Investment”) in Coinsquare, a digital asset trading platform, pursuant to which Mogo has acquired 6,450,607 Coinsquare common shares, representing 19.99% ownership interest in Coinsquare, for total aggregate consideration of $55,359, comprising of a cash payment of $27,396 and the issuance of 2,807,577 Common Shares valued at $27,963 to Coinsquare and certain selling shareholders of Coinsquare. The transaction also included:

●
a right for Mogo to purchase 3,223,690 Coinsquare common shares from certain selling shareholders at $8.29 per Coinsquare common share (the “Call Option”), whereby Mogo has an option to pay the purchase consideration fully in Common Shares.

●
a right for these certain selling shareholders to require Mogo to purchase 3,223,690 Coinsquare common shares (the “Put Option”), whereby the Call Option and Put Option are subject to certain exercise conditions, and whereby the exercise of either one of the Call Option or the Put Option results in the immediate expiry of the another.

●
the issuance of a warrant to Mogo to acquire 7,240,665 additional Coinsquare common shares through treasury at an exercise price of $8.29 per warrant, subject to certain conditions and payable by Mogo at least 50% in cash and the remainder in Common Shares (the “Coinsquare Warrant”).

On June 4, 2021, Mogo acquired an additional 5,412,222 common shares of Coinsquare which increased Mogo’s ownership in Coinsquare from 19.99% to approximately 36.74%, through two separate transactions executed on that day, specifically:

●	the exercise of the Call Option, to acquire 3,223,690 Coinsquare common shares from certain selling shareholders, with total consideration paid through the issuance of 2,791,904 Common Shares.

●
the purchase of 2,188,532 Coinsquare common shares from a selling shareholder pursuant to a share purchase agreement for a total consideration of 2,288,972 Common Shares that were issued in three equal tranches on June 4, July 4 and August 4, 2021 respectively.

On June 15, 2021, Mogo purchased an additional 655,644 common shares of Coinsquare from a selling shareholder which increased Mogo’s ownership from 36.74% to approximately 38.77%, for total aggregate consideration of $8,523, consisting of a cash payment of $5,000 and the issuance of 378,774 Common Shares valued at $3,523. This transaction included a right for Mogo (the “New Call Option”) to purchase addition 1,100,000 Coinsquare shares under certain conditions, at an exercise price of $13.00 per Coinsquare common share. The New Call Option expired fully unexercised on October 13, 2021.
The Company’s initial 19.99% position in Coinsquare and subsequent investments are accounted for using the equity method in the consolidated financial statements, effective as at the date of the Initial Investment on April 16, 2021, as Mogo participates in all significant financial and operating decisions of Coinsquare, even though it held just under 20% of the voting rights. Therefore, the Company has determined that it exerted significant influence over Coinsquare as at that date.

The following table summarizes the Company’s investment accounted for using the equity method as at December 31, 2022 and December 31, 2021:

	As at
	December 31, 2022	December 31, 2021
Balance, beginning of the period	103,821	—
Additions
Initial investments in Coinsquare	—	45,026
Step up investments in Coinsquare	—	59,073
Share of loss in investment accounted for using the equity method:
Share of investee’s loss	(23,496)	(278)
Gain from dilution of interest in associate	2,927	—
Impairment	(58,263)	—

Balance, end of the period	24,989	103,821

The Company’s percentage ownership in Coinsquare was 33.77% at December 31, 2022 (December 31, 2021 – 38.77%).
During the year ended December 31, 2022, the Company identified indicators of impairment related to the Company’s investment in Coinsquare, which has been accounted for using the equity method. Coinsquare experienced lower trading volumes amidst the recent broader cryptocurrency and equity market declines in the period. The Company assessed the carrying value of the investment against the estimated recoverable amount that was determined using a market approach. The estimated recoverable amount of the investment in Coinsquare was $24,989 as at December 31, 2022. During the year ended December 31, 2022, the Company recognized impairment charges on its equity method investment in the amount of $58,263 (December 31, 2021 – $nil).
As at October 12, 2022, Coinsquare Capital Markets Ltd. (“CCML”), a wholly-owned subsidiary of Coinsquare, became an IIROC Dealer Member. MogoTrade Inc. (“MTI”), a wholly-owned subsidiary of Mogo, is also an IIROC Dealer Member. Pursuant to IIROC Rule 2206, MTI and CCML are related companies because Mogo has an ownership interest of at least 20% in each of them and each is responsible for and must guarantee the other’s obligations to its clients in an amount equal to Mogo’s ownership percentage multiplied by its regulatory capital. This guarantee would only be triggered in the event of an insolvency of the related IIROC Dealer Member. As such, in the event of CCML’s insolvency, MTI would be responsible for guaranteeing CCML’s obligations to its clients up to the amount of MTI’s regulatory capital. As at December 31, 2022, MTI had regulatory capital of $4,032.
The Company records a gain or loss on the decrease in interest while an investment continues to be classified as an associate. A gain or loss on the dilution of the Company’s investment in Coinsquare is calculated as the difference between Mogo’s ownership interest in the consideration received by the investee for the subscription of the new shares and the reduction in ownership interest in the previous carrying amount.
During the year ended December 31, 2022, the Company recognized a net gain of $2,927 from dilution on its investment in Coinsquare. CCML’s admission to IIROC on October 12, 2022 resulted in the obligatory conversion of certain convertible debentures issued by Coinsquare, resulting in dilution of Mogo’s interest in associate while recording a net gain from the release of liability.

The following table summarizes the financial information of Coinsquare as included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Company’s interest in Coinsquare
:

	As at
	December 31, 2022	December 31, 2021
Current assets	66,199	109,005
Non-current assets	20,022	51,214
Current liabilities	(34,938)	(60,381)
Non-current liabilities	(57)	(32,904)

Net assets	51,226	66,934

Company’s share of net assets	14,937	30,176
Intangible assets	18,118	24,596
Deferred tax liabilities	(3,003)	(4,151)
Goodwill	53,200	53,200
Impairment	(58,263)	—

Carrying amount of interest in associate	24,989	103,821

	Year ended December 31, 2022	April 16, 2021 to December 31, 2021
Revenue	14,607	36,518

Net income from continuing operations (100%)	(57,046)	7,710
Post-tax loss from discontinued operations (100%)	(412)	(24)
Other comprehensive loss (100%)	—	(52)

Total comprehensive income (100%)	(57,458)	7,634
Company’s share of total comprehensive loss	(23,496)	(278)

Opening balance	103,821	—
Initial investment in Coinsquare	—	45,026
Step up investments in Coinsquare	—	59,073

Total investments in Coinsquare	103,821	104,099
Share of loss in investment accounted for using the equity method:
Share of investee’s loss	(23,496)	(278)
Gain from dilution of interest in associate	2,927	—
Impairment of investment	(58,263)	—

Carrying amount of equity accounted investment	24,989	103,821

Mogo’s share of:
Net income from continuing operations	(21,186)	1,211
Post-tax loss from discontinued operations	(140)	(4)
Other comprehensive income	—	(20)
Amortization of intangible assets	(2,623)	(1,772)
Amortization of deferred tax liabilities	453	307

Total other comprehensive loss	(23,496)	(278)

As at December 31, 2022, Coinsquare had assets under management of $235,258 (December 31, 2021 – $686,929).